COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of Future Minimum Lease Payments

The Company’s leases do not contain any contingent rent payment terms.

RMB
Year ending December 31,
2019	289,324
2020	232,688
2021	168,329
2022	119,024
2023	66,575
2024 and thereafter	47,447
Total	923,387